Share Capital (Details Textual)			12 Months Ended
	Dec. 14, 2016 CAD ($) $ / shares shares	Jul. 07, 2016 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 CAD ($)	Dec. 31, 2016 $ / shares
Disclosure of share capital [Line Items]
Issue price per share | $ / shares						$ 0.25
Weighted average fair value at measurement date, other equity instruments granted				$ 440,000
Current accrued expenses and other current liabilities			$ 389,000	473,000
Proceeds from exercise of warrants			$ 0	$ 142,000	$ 0
Share capital [member]
Disclosure of share capital [Line Items]
Number of shares issued | shares			266,111,543	266,111,543
Increase (decrease) in number of shares outstanding | shares				40,800,000
Issue price per share | $ / shares	$ 0.35
Proceeds from issue of ordinary shares		$ 10,200,000
Percentage of commission on gross proceeds		6.00%
Net proceeds from issue of ordinary shares after issuance costs	$ 1,841,000	$ 9,249,000
Payments for share issue costs	120,000	612,000
Payments for other issue costs	$ 39,000	339,000
Weighted average fair value at measurement date, other equity instruments granted		$ 440,000
Number Of Shares Issued in connection with share price Three | shares	6,666,664
Percentage of finder fee on gross proceeds	6.00%
Increase Decrease In Issued Shares From Exercise of warrants at share price one | shares	406,200
Proceeds from exercise of warrants	$ 142,000
Increase Decrease In Issued Shares Through Exercise of deferred share units | shares	190,970			190,970
Tax deductions [member] | Share capital [member]
Disclosure of share capital [Line Items]
Current accrued expenses and other current liabilities	$ 267,000
Ordinary shares [member] | Share capital [member]
Disclosure of share capital [Line Items]
Increase (decrease) in number of shares outstanding | shares		34,135,000
Issue price per share | $ / shares		$ 0.25
Proceeds from issue of ordinary shares		$ 8,533,750
Flow through shares [member] | Share capital [member]
Disclosure of share capital [Line Items]
Increase (decrease) in number of shares outstanding | shares		6,665,000
Issue price per share | $ / shares	$ 0.30	$ 0.25
Proceeds from issue of ordinary shares	$ 2,000,000	$ 1,666,250
Non flow through shares [member] | Share capital [member]
Disclosure of share capital [Line Items]
Issue price per share | $ / shares		$ 0.25
Number of share to be issued at time exercise of warrants | shares		2,448,000